Summary of Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Material Accounting Policies
Schedule of estimated useful lives of intangible assets

The estimated useful lives of the company’s intangible assets are as follows:

Customer and broker relationships	8 to 20 years
Brand names and Lloyd’s participation rights	Indefinite
Computer software	3 to 15 years

Schedule of cumulative increases to common shareholders' equity

The cumulative increases to common shareholders’ equity were comprised as follows:

	December 31, 2022	January 1, 2022
Common shareholders’ equity as previously reported	15,340.7	15,049.6
IFRS 17 adjustments:
Discounting of provision for losses and loss adjustment expenses	4,668.7	1,536.9
Inclusion of a specific risk adjustment for non-financial risk for provision for losses and loss adjustment expenses	(1,635.5)	(1,421.8)
Other measurement adjustments	375.8	106.7
Deferred income taxes (1)	(726.1)	(60.9)
Non-controlling interests	(243.3)	(10.7)
	2,439.6	150.2
Common shareholders’ equity as restated	17,780.3	15,199.8
(1)	Principally reflects a net increase to deferred income tax liabilities due to the benefit of discounting provision for losses and loss adjustment expenses.